Allowance for doubtful accounts (Details 3) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Allowance for doubtful accounts
Loan receivable, bad debt reserve	200	1,000
Loan Receivable | Naru
Allowance for doubtful accounts
Loan receivable, short-term		300	200
Accounts receivable, accrued interest (as a percent)		8.00%
Loan receivable, long-term		1,000	1,000
Loan receivable, bad debt reserve	200	1,000